Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [Abstract]
Commitments
22.
Commitments
(a)
Operating lease commitments

Operating lease commitments-as lessee

The future aggregate minimum lease payments under operating leases exempted to be recognized as lease liabilities are as follows:

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Within one year	—	5,645
Total	—	5,645